PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046 713 626 1919 www.invesco.com
May 15, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Invesco Van Kampen Municipal Trust CIK No. 0000877463, File No. 333-180599
Ladies and Gentlemen:
On behalf of Invesco Van Kampen Municipal Trust (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, is the electronic version of the Trust’s Pre-Effective Amendment No. 1 (the “Amendment”) to its registration statement on Form N-14 (the “Registration Statement”) containing a joint proxy statement/prospectus filed to register the following:
•	Common shares of beneficial interest of the Trust that will be issued to the holders of common shares of beneficial interest of Invesco Van Kampen Massachusetts Value Municipal Income Trust, Invesco Van Kampen Ohio Quality Municipal Trust and Invesco Van Kampen Trust for Investment Grade New Jersey Municipals.
The Amendment is being filed to update certain financial information and to make certain changes, including responding to disclosure comments from the staff of the Securities and Exchange Commission. We anticipate requesting that the Registration Statement be declared effective by June 1, 2012.
Please send copies of all correspondence with respect to the Registration Statement to my attention or contact me at 713.214.1968.

Very truly yours,

/S/ Stephen R. Rimes
Stephen R. Rimes
Counsel